Basis of Presentation and Going Concern (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	196 Months Ended	209 Months Ended
	Aug. 14, 2014	Feb. 12, 2016	Jun. 23, 2015	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2015	Dec. 31, 2015	Mar. 31, 2014
Auction Market Preferred Securities, Stock Series [Line Items]
Reverse split ratio	1-for-20					1-for-20
Accumulated Deficit during its development stage				$ 123,241,500	$ 84,522,700	$ 84,522,700	$ 123,241,500	$ 70,636,900
Cash proceeds from convertible and short-term notes						29,000,000
Cash proceeds from grant awards and other events						16,400,000	16,400,000
Equity issuance		$ 128,000		$ 4,397,800		13,500,000	$ 33,800,000
Cash expenditure					7,000,000	7,000,000
Proceeds from SPAs					$ 3,100,000
Shares issued under SPA					282,850
Warrants issued under SPA					282,850
Warrants issued shares		18,286	1,200,000
Private placement proceeds		$ 128,000	$ 280,000
Alternative financing, minimum					$ 7,000,000	$ 7,000,000
Debt converted to preferred stock			4,500,000
Preferred stock issued for conversion of debt		13,500		2,618,917
Unit note converted to preferred stock			$ 1,300,000
Preferred stock issued for conversion of note				628,264
Warrants issued			240,305	628,264
Purchase of notes amount			$ 1,500,000
Securities purchase agreement			$ 1,000,000
Shares issued upon consideration			400,000
Warrants issued upon consideration		18,286	1,200,000
Common stock exchanged for preferred			30,000
Series B Preferred
Auction Market Preferred Securities, Stock Series [Line Items]
Preferred stock issued for conversion of debt			641,335
Preferred stock issued for conversion of note			240,305
Warrant exercise price			$ 7
Securities purchase agreement, shares			142,857